Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2026
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities

The classification of the related assets and the maximum loss exposure as a result of the Company’s involvement with the VIE at June 30, 2026 was as follows (in thousands):

		Maximum Loss
		Exposure and
VIE Type	Asset Type	Carrying Amount(1)
AgeTech Investment	Other assets	$185
(1)	The Company’s maximum loss exposure represents the aggregate carrying amount of such investments.